Form N-1A Cover	Nov. 03, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	New Age Alpha Funds Trust
Entity Central Index Key	0002013853
Document Creation Date	Nov. 03, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2026
Prospectus Date	Nov. 03, 2026
Document Effective Date	Nov. 03, 2026